UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6604

DREYFUS BASIC MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	02/28

Date of reporting period:	05/31/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic Money Market Fund, Inc.
May 31, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--23.6%	Principal Amount ($)	Value ($)

Allied Irish Banks N.A. Inc. (London)
5.30%, 8/23/07	45,000,000	45,000,000
Barclays Bank PLC (Yankee)
5.25%, 6/8/07	25,000,000	25,000,000
Bayerische Landesbank (Yankee)
5.31%, 8/20/07	40,000,000	39,999,562
Credit Agricole (London)
5.34%, 11/1/07	20,000,000	19,997,157
Credit Suisse (USA) Inc. (Yankee)
5.31%, 10/10/07	35,000,000	35,000,000
Mizuho Corporate Bank Ltd. (Yankee)
5.32%, 8/23/07	10,000,000	9,999,886
Natexis Banques Populaires
5.33%, 6/2/07	40,000,000 a	39,993,442
Wilmington Trust Co., DE
5.30% - 5.33%, 7/20/07 - 10/2/07	43,000,000	42,999,498
Total Negotiable Bank Certificates of Deposit
(cost $257,989,545)		257,989,545
Commercial Paper--53.9%

Abbey National North America LLC
5.31%, 6/7/07	20,000,000	19,982,600
Amstel Funding Corp.
5.30%, 6/5/07	40,000,000 b	39,976,756
ANZ National (International) Ltd.
5.34%, 11/13/07	30,000,000 b	29,283,625
Atlantis One Funding Corp.
5.31%, 6/21/07	40,000,000 b	39,883,667
Bank of Ireland
5.31%, 10/12/07	40,000,000 b	39,235,989
Bayerische Hypo-und Vereinsbank AG
5.31%, 11/9/07	40,000,000	39,075,144
Citigroup Funding Inc.
5.32%, 8/29/07	45,000,000	44,417,050
Commerzbank U.S. Finance Inc.
5.32%, 11/19/07	10,000,000	9,754,187
Cullinan Finance Ltd.
5.30%, 10/22/07	10,000,000 b	9,795,033
DEPFA BANK PLC
5.32%, 6/21/07	33,000,000 b	32,904,117
Deutsche Bank Financial LLC
5.31%, 6/1/07	40,000,000	40,000,000
FCAR Owner Trust, Ser. I
5.32%, 10/29/07 - 11/16/07	26,722,000	26,105,912
FCAR Owner Trust, Ser. II
5.31%, 10/22/07	15,000,000	14,691,954
Gotham Funding Corp.

5.30%, 10/25/07	25,288,000 b	24,758,806
Harrier Finance Funding Ltd.
5.30%, 9/20/07	40,000,000 b	39,363,600
Liquid Funding Ltd.
5.33%, 11/26/07	25,000,000 b	24,359,694
Prudential Funding LLC
5.30%, 6/1/07	30,000,000	30,000,000
Sigma Finance Inc.
5.26% - 5.29%, 6/6/07 - 6/26/07	45,000,000 b	44,910,000
Skandinaviska Enskilda Banken AB
5.29%, 9/21/07	40,000,000	39,359,111
Total Commercial Paper
(cost $587,857,245)		587,857,245
Corporate Notes--19.7%

Banco Bilbao Vizcaya Argentaria, S.A.
5.30%, 6/20/07	20,000,000 a	19,999,886
Commonwealth Bank of Australia
5.32%, 6/26/07	25,000,000 a	25,000,000
Lehman Brothers Holdings Inc.
5.35%, 9/5/07	45,000,000 a	45,000,000
Royal Bank of Scotland PLC
5.33%, 6/22/07	40,000,000 a	40,000,000
Wells Fargo & Co.
5.31%, 6/4/07	45,000,000 a	45,000,000
Westpac Banking Corp.
5.31%, 6/19/07	40,000,000 a	40,000,000
Total Corporate Notes
(cost $214,999,886)		214,999,886
Time Deposits--7.1%

Abbey National Treasury Services PLC (Grand Cayman)
5.30%, 6/1/07	28,000,000	28,000,000
Natexis Banques Populaires (Grand Cayman)
5.30%, 6/1/07	10,000,000	10,000,000
Regions Bank (Grand Cayman)
5.28%, 6/1/07	40,000,000	40,000,000
Total Time Deposits
(cost $78,000,000)		78,000,000
Repurchase Agreements--1.8%

Barclays Financial LLC
5.35%, dated 5/31/07, due 6/1/07 in the amount of
$20,002,974 (fully collateralized by $20,362,861
Corporate Bonds, 6%-6.25%, due 1/15/13-12/1/16, value
$20,600,001)
(cost $20,000,000)	20,000,000	20,000,000
Total Investments (cost $1,158,846,676)	106.1%	1,158,846,676
Liabilities, Less Cash and Receivables	(6.1%)	(66,796,200)
Net Assets	100.0%	1,092,050,476

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to $324,471,287 or 29.7% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC Money Market Fund, Inc.

Date: July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: July 23, 2007

Date: July 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)